Inventories - Schedule of Inventories (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [line items]
Components, net	$ 977	$ 3,641	$ 6,035
Finished goods, at the lower of cost and net realizable value	1,897	2,694	3,352
Total net inventories	2,874	6,335	9,387
Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Components, net	2,445	4,706	6,641
Finished goods, at the lower of cost and net realizable value	3,679	4,559	4,599
Total net inventories	6,124	9,265	11,240
Inventory adjustments
Disclosure of detailed information about property, plant and equipment [line items]
Components, net	(1,468)	(1,065)	(606)
Finished goods, at the lower of cost and net realizable value	(1,782)	(1,865)	(1,247)
Total net inventories	(3,250)	$ (2,930)	(1,853)
Inventory adjustments | Lead-Times Increased COVID-19 And Other Supply Chain Constraints
Disclosure of detailed information about property, plant and equipment [line items]
Total net inventories	(354)		$ (340)
Inventory adjustments | Provision To Serve Expected Demand For Customers And Projects
Disclosure of detailed information about property, plant and equipment [line items]
Total net inventories	$ (2,896)